14. Related Party Transactions (Details - Advances) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Advances from related parties	$ 116,185	$ 86,150	$ 34,150	$ 16,200
Repayments/Conversion to related parties	79,137		26,050
John Power [Member]
Advances from related parties	116,185		26,050
Repayments/Conversion to related parties	71,037		26,050
Dr. Carson [Member]
Advances from related parties	0		8,100
Repayments/Conversion to related parties	$ 8,100		$ 0